Share based compensation reserve - Reserve Summary (Details) € in Millions	9 Months Ended
Sep. 30, 2023 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	€ 13.8
Reserve of share-based payments	28.0
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	13.8
Reserve of share-based payments	28.0
Share based compensation reserve | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of non-executive restricted stock award	0.4
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reclassification of awards for settlement of tax liabilities	(5.3)
Share based compensation reserve | January 1, 2021 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of non-executive restricted stock award	9.1
Share based compensation reserve | January 1, 2022 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of non-executive restricted stock award	7.8
Share based compensation reserve | Other Awards | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of non-executive restricted stock award	0.8
Share based compensation reserve | January 1, 2023 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of non-executive restricted stock award	€ 1.7